Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Mar. 25, 2011 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Non-controlling interests	$ 425,405,000	$ 15,150	$ 0
Subscription price				$ 42.45
Exchange rate of NT to $1.00 | $	28.08
Restricted Stocks
Disclosure Of Significant Accounting Policies [Line Items]
Subscription price	$ 10
Professional Technology
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	10 years
Bottom of Range | Computer Software
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	1 year
Top of Range | Computer Software
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	4 years